UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3583

Fidelity Mt. Vernon Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2015

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Growth Strategies Fund

February 28, 2015

1.797938.111

FEG-QTLY-0415

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 22.5%
Auto Components - 1.3%
Delphi Automotive PLC	301,500	$ 23,770
Tenneco, Inc. (a)	229,000	13,337
		37,107
Automobiles - 1.1%
Harley-Davidson, Inc.	486,100	30,901
Diversified Consumer Services - 1.4%
Service Corp. International	800,000	19,880
ServiceMaster Global Holdings, Inc.	628,000	21,723
		41,603
Hotels, Restaurants & Leisure - 4.7%
Jack in the Box, Inc.	358,800	34,692
Las Vegas Sands Corp.	620,000	35,278
Melco Crown Entertainment Ltd. sponsored ADR	381,300	9,159
Wyndham Worldwide Corp.	631,000	57,724
		136,853
Household Durables - 2.1%
Harman International Industries, Inc.	200,100	27,612
Jarden Corp. (a)	346,500	18,389
Tupperware Brands Corp.	222,000	15,851
		61,852
Internet & Catalog Retail - 2.2%
Liberty Interactive Corp. Series A (a)	647,000	19,106
TripAdvisor, Inc. (a)	398,000	35,522
zulily, Inc. Class A (a)	581,500	8,147
		62,775
Leisure Products - 0.6%
Mattel, Inc.	617,000	16,239
Media - 1.9%
DIRECTV (a)	416,000	36,858
Time Warner Cable, Inc.	121,500	18,717
		55,575
Specialty Retail - 3.2%
GNC Holdings, Inc.	953,600	45,859
O'Reilly Automotive, Inc. (a)	228,000	47,454
		93,313
Textiles, Apparel & Luxury Goods - 4.0%
Hanesbrands, Inc.	349,700	44,601
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Michael Kors Holdings Ltd. (a)	472,600	$ 31,858
VF Corp.	524,200	40,185
		116,644
TOTAL CONSUMER DISCRETIONARY		652,862
CONSUMER STAPLES - 7.0%
Beverages - 0.9%
Brown-Forman Corp. Class B (non-vtg.)	60,808	5,575
Monster Beverage Corp. (a)	150,000	21,168
		26,743
Food & Staples Retailing - 2.0%
Kroger Co.	833,000	59,268
Food Products - 2.0%
Mead Johnson Nutrition Co. Class A	442,100	46,314
The Hershey Co.	99,400	10,316
		56,630
Personal Products - 0.1%
Herbalife Ltd.	70,000	2,171
Tobacco - 2.0%
Lorillard, Inc.	865,000	59,183
TOTAL CONSUMER STAPLES		203,995
ENERGY - 2.1%
Energy Equipment & Services - 0.7%
Cameron International Corp. (a)	100,200	4,717
Oceaneering International, Inc.	149,400	8,147
Oil States International, Inc. (a)	158,100	6,874
		19,738
Oil, Gas & Consumable Fuels - 1.4%
Cabot Oil & Gas Corp.	346,300	10,043
Tesoro Corp.	267,000	24,521
World Fuel Services Corp.	128,100	7,013
		41,577
TOTAL ENERGY		61,315
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 8.2%
Capital Markets - 3.2%
Affiliated Managers Group, Inc. (a)	149,300	$ 32,312
Ameriprise Financial, Inc.	205,000	27,394
Invesco Ltd.	344,000	13,853
Lazard Ltd. Class A	350,300	17,823
		91,382
Consumer Finance - 0.6%
Springleaf Holdings, Inc. (a)	433,300	16,660
Diversified Financial Services - 3.6%
IntercontinentalExchange Group, Inc.	128,000	30,126
McGraw Hill Financial, Inc.	488,600	50,375
Moody's Corp.	256,000	24,817
		105,318
Real Estate Management & Development - 0.8%
CBRE Group, Inc. (a)	693,000	23,742
TOTAL FINANCIALS		237,102
HEALTH CARE - 17.2%
Biotechnology - 0.3%
United Therapeutics Corp. (a)	49,200	7,628
Health Care Equipment & Supplies - 1.8%
Boston Scientific Corp. (a)	1,235,736	20,884
Zimmer Holdings, Inc.	250,000	30,098
		50,982
Health Care Providers & Services - 10.5%
Aetna, Inc.	315,500	31,408
AmerisourceBergen Corp.	644,000	66,177
Cardinal Health, Inc.	224,200	19,727
Cigna Corp.	411,000	49,990
DaVita HealthCare Partners, Inc. (a)	502,000	37,449
HCA Holdings, Inc. (a)	367,100	26,262
Henry Schein, Inc. (a)	97,000	13,585
MEDNAX, Inc. (a)	610,100	43,604
Universal Health Services, Inc. Class B	155,100	17,581
		305,783
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	638,600	26,955
Mettler-Toledo International, Inc. (a)	29,000	9,111
		36,066
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 3.4%
Actavis PLC (a)	56,600	$ 16,491
Jazz Pharmaceuticals PLC (a)	188,474	32,058
Mylan N.V. (a)	589,000	33,764
Salix Pharmaceuticals Ltd. (a)	104,300	16,396
		98,709
TOTAL HEALTH CARE		499,168
INDUSTRIALS - 17.3%
Aerospace & Defense - 2.2%
Meggitt PLC	2,000,000	16,828
TransDigm Group, Inc.	219,000	47,492
		64,320
Airlines - 4.5%
Alaska Air Group, Inc.	359,500	22,882
American Airlines Group, Inc.	229,200	10,979
Delta Air Lines, Inc.	692,000	30,808
Southwest Airlines Co.	997,200	43,119
United Continental Holdings, Inc. (a)	376,000	24,508
		132,296
Commercial Services & Supplies - 0.4%
KAR Auction Services, Inc.	291,000	10,613
Electrical Equipment - 2.3%
AMETEK, Inc.	480,000	25,507
Hubbell, Inc. Class B	114,400	13,019
Rockwell Automation, Inc.	231,000	27,036
		65,562
Industrial Conglomerates - 1.1%
Roper Industries, Inc.	186,500	31,252
Machinery - 3.5%
Allison Transmission Holdings, Inc.	443,000	14,096
IDEX Corp.	246,000	19,006
Manitowoc Co., Inc.	112,800	2,496
Toro Co.	219,666	14,860
WABCO Holdings, Inc. (a)	128,000	14,954
Wabtec Corp.	372,000	35,299
		100,711
Professional Services - 0.8%
Equifax, Inc.	262,700	24,528
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 1.6%
CSX Corp.	558,000	$ 19,145
Landstar System, Inc.	389,000	27,316
		46,461
Trading Companies & Distributors - 0.9%
W.W. Grainger, Inc. (d)	115,500	27,363
TOTAL INDUSTRIALS		503,106
INFORMATION TECHNOLOGY - 20.7%
Communications Equipment - 0.3%
Juniper Networks, Inc.	390,100	9,327
Electronic Equipment & Components - 2.5%
Amphenol Corp. Class A	522,300	29,489
Ingram Micro, Inc. Class A (a)	496,000	12,256
Keysight Technologies, Inc. (a)	363,500	13,646
TE Connectivity Ltd.	241,400	17,412
		72,803
Internet Software & Services - 1.0%
HomeAway, Inc. (a)	283,000	8,772
VeriSign, Inc. (a)(d)	308,000	19,718
		28,490
IT Services - 5.5%
Amdocs Ltd.	397,587	20,873
Fidelity National Information Services, Inc.	293,400	19,831
Fiserv, Inc. (a)	505,600	39,472
FleetCor Technologies, Inc. (a)	133,800	20,529
Genpact Ltd. (a)	489,900	10,886
Total System Services, Inc.	1,265,000	48,323
		159,914
Semiconductors & Semiconductor Equipment - 4.7%
Avago Technologies Ltd.	380,000	48,496
Cree, Inc. (a)(d)	67,349	2,644
Micron Technology, Inc. (a)	687,900	21,098
NXP Semiconductors NV (a)	225,000	19,101
Skyworks Solutions, Inc.	404,000	35,451
Xilinx, Inc.	212,400	8,999
		135,789
Software - 5.4%
Adobe Systems, Inc. (a)	240,000	18,984
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Check Point Software Technologies Ltd. (a)	269,600	$ 22,509
Electronic Arts, Inc. (a)	794,000	45,401
Intuit, Inc.	709,000	69,223
		156,117
Technology Hardware, Storage & Peripherals - 1.3%
SanDisk Corp.	496,000	39,645
TOTAL INFORMATION TECHNOLOGY		602,085
MATERIALS - 4.4%
Chemicals - 3.3%
Celanese Corp. Class A	285,000	16,276
Eastman Chemical Co.	383,500	28,555
Sherwin-Williams Co.	126,000	35,935
The Scotts Miracle-Gro Co. Class A	230,307	15,087
		95,853
Containers & Packaging - 0.9%
Ball Corp.	135,000	9,681
Packaging Corp. of America	178,000	14,749
		24,430
Metals & Mining - 0.2%
SunCoke Energy, Inc.	373,600	6,818
TOTAL MATERIALS		127,101
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP	5,000	197
TOTAL COMMON STOCKS (Cost $2,273,598)		2,886,931
Money Market Funds - 2.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.13% (b)	31,224,343	$ 31,224
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	25,748,250	25,748
TOTAL MONEY MARKET FUNDS (Cost $56,972)		56,972
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $2,330,570)		2,943,903
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(41,352)
NET ASSETS - 100%		$ 2,902,551
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 12
Fidelity Securities Lending Cash Central Fund	6
Total	$ 18
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 652,862	$ 652,862	$ -	$ -
Consumer Staples	203,995	203,995	-	-
Energy	61,315	61,315	-	-
Financials	237,102	237,102	-	-
Health Care	499,168	465,404	33,764	-
Industrials	503,106	503,106	-	-
Information Technology	602,085	602,085	-	-
Materials	127,101	127,101	-	-
Utilities	197	197	-	-
Money Market Funds	56,972	56,972	-	-
Total Investments in Securities:	$ 2,943,903	$ 2,910,139	$ 33,764	$ -
Income Tax Information

At February 28, 2015, the cost of investment securities for income tax purposes was $2,330,711,000. Net unrealized appreciation aggregated $613,192,000, of which $651,629,000 related to appreciated investment securities and $38,437,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Growth Company Fund

February 28, 2015

1.797941.111

GCF-QTLY-0415

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.8%
Auto Components - 0.1%
Johnson Controls, Inc.	626,000	$ 31,807
Automobiles - 0.2%
Tesla Motors, Inc. (a)(d)	530,800	107,933
Hotels, Restaurants & Leisure - 3.4%
Buffalo Wild Wings, Inc. (a)(e)	1,016,400	194,254
China Lodging Group Ltd. ADR (a)	369,200	7,827
Chipotle Mexican Grill, Inc. (a)	303,100	201,552
Chuy's Holdings, Inc. (a)(d)(e)	1,507,342	33,870
Domino's Pizza, Inc.	26,800	2,721
Dunkin' Brands Group, Inc. (d)	1,975,940	92,593
Homeinns Hotel Group ADR (a)	2,896,122	77,355
Hyatt Hotels Corp. Class A (a)	841,040	50,917
Las Vegas Sands Corp.	713,800	40,615
McDonald's Corp.	1,648,900	163,076
Panera Bread Co. Class A (a)	124,700	20,130
Papa John's International, Inc.	87,000	5,380
Starbucks Corp.	3,705,400	346,399
Starwood Hotels & Resorts Worldwide, Inc.	1,824,600	146,570
Yum! Brands, Inc.	1,453,500	117,893
		1,501,152
Household Durables - 0.0%
Tempur Sealy International, Inc. (a)	238,000	13,687
Internet & Catalog Retail - 2.9%
Amazon.com, Inc. (a)	1,985,101	754,656
Ctrip.com International Ltd. sponsored ADR (a)	769,200	34,899
Groupon, Inc. Class A (a)	3,742,700	30,615
JD.com, Inc. sponsored ADR	285,200	7,891
Netflix, Inc. (a)	168,200	79,880
Priceline Group, Inc. (a)	241,068	298,317
Qunar Cayman Islands Ltd. sponsored ADR (a)	208,500	5,669
The Honest Co., Inc. (h)	39,835	1,080
TripAdvisor, Inc. (a)	225,600	20,135
Vipshop Holdings Ltd. ADR (a)(d)	2,977,100	72,790
		1,305,932
Media - 1.4%
Comcast Corp. Class A	7,073,200	420,007
Lions Gate Entertainment Corp. (d)	333,392	10,865
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
The Walt Disney Co.	1,163,100	$ 121,055
Twenty-First Century Fox, Inc. Class A	1,423,800	49,833
		601,760
Multiline Retail - 0.5%
Dollar General Corp. (a)	317,600	23,064
Dollar Tree, Inc. (a)	750,300	59,784
Nordstrom, Inc.	525,900	42,298
Ryohin Keikaku Co. Ltd.	81,400	10,608
Target Corp.	1,281,189	98,434
		234,188
Specialty Retail - 2.4%
AutoNation, Inc. (a)	624,300	38,394
Bed Bath & Beyond, Inc. (a)	363,700	27,154
Boot Barn Holdings, Inc.	419,850	10,333
CarMax, Inc. (a)	1,692,521	113,585
Five Below, Inc. (a)(d)	1,838,916	58,358
Home Depot, Inc.	3,700,100	424,586
L Brands, Inc.	933,300	85,733
Lumber Liquidators Holdings, Inc. (a)(d)(e)	1,920,167	99,580
Restoration Hardware Holdings, Inc. (a)(e)	2,157,545	190,080
Urban Outfitters, Inc. (a)	384,700	14,988
		1,062,791
Textiles, Apparel & Luxury Goods - 3.9%
Columbia Sportswear Co.	1,212,276	67,754
Fossil Group, Inc. (a)	189,000	16,256
Japan Tobacco, Inc.	619,100	19,521
Kate Spade & Co. (a)(e)	8,128,115	280,014
lululemon athletica, Inc. (a)(d)(e)	9,626,828	658,860
Michael Kors Holdings Ltd. (a)	593,922	40,036
NIKE, Inc. Class B	2,925,100	284,086
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	3,380,379	230,339
Tory Burch LLC (a)(g)(h)	324,840	24,178
Under Armour, Inc. Class A (sub. vtg.) (a)	804,900	61,985
VF Corp.	857,000	65,698
		1,748,727
TOTAL CONSUMER DISCRETIONARY		6,607,977
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 9.1%
Beverages - 2.9%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	173,900	$ 19,950
Dr. Pepper Snapple Group, Inc.	429,600	33,848
Monster Beverage Corp. (a)	4,178,106	589,614
PepsiCo, Inc.	2,420,440	239,575
The Coca-Cola Co.	8,910,500	385,825
		1,268,812
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	1,488,000	218,676
CVS Health Corp.	1,074,800	111,639
Drogasil SA (a)	2,790,473	28,015
Kroger Co.	1,283,925	91,351
Sprouts Farmers Market LLC (a)	1,139,500	41,945
Wal-Mart Stores, Inc.	576,900	48,419
Walgreens Boots Alliance, Inc.	814,700	67,685
Whole Foods Market, Inc.	1,182,900	66,822
		674,552
Food Products - 2.5%
Associated British Foods PLC	1,224,800	59,091
Bunge Ltd.	17,700	1,448
Campbell Soup Co. (d)	247,800	11,545
General Mills, Inc.	664,500	35,743
Kellogg Co.	642,600	41,435
Keurig Green Mountain, Inc.	4,432,053	565,441
Kraft Foods Group, Inc.	471,100	30,179
Mead Johnson Nutrition Co. Class A	2,119,800	222,070
Mondelez International, Inc.	589,700	21,781
The Hain Celestial Group, Inc. (a)	322,600	20,172
The Hershey Co.	544,900	56,550
Tyson Foods, Inc. Class A	1,233,200	50,943
Want Want China Holdings Ltd.	2,682,000	2,957
		1,119,355
Household Products - 0.7%
Church & Dwight Co., Inc.	499,800	42,553
Colgate-Palmolive Co.	1,651,900	116,988
Kimberly-Clark Corp.	429,500	47,099
Procter & Gamble Co.	1,318,983	112,285
		318,925
Personal Products - 0.3%
Herbalife Ltd.	4,182,610	129,703
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.2%
Altria Group, Inc.	4,112,680	$ 231,503
Lorillard, Inc.	1,730,800	118,421
Philip Morris International, Inc.	2,278,780	189,048
		538,972
TOTAL CONSUMER STAPLES		4,050,319
ENERGY - 3.6%
Energy Equipment & Services - 0.8%
FMC Technologies, Inc. (a)	1,147,400	45,816
Halliburton Co.	2,685,200	115,302
Schlumberger Ltd.	2,593,997	218,311
		379,429
Oil, Gas & Consumable Fuels - 2.8%
Anadarko Petroleum Corp.	1,419,094	119,530
Cabot Oil & Gas Corp.	1,457,500	42,268
California Resources Corp.	233,340	1,671
Chesapeake Energy Corp.	1,646,700	27,467
Concho Resources, Inc. (a)	1,258,500	137,076
Continental Resources, Inc. (a)(d)	2,951,900	131,330
Devon Energy Corp.	597,500	36,800
EOG Resources, Inc.	2,132,900	191,364
Hess Corp.	669,200	50,244
Noble Energy, Inc.	1,502,111	70,945
Occidental Petroleum Corp.	583,400	45,435
PDC Energy, Inc. (a)	1,040,200	53,758
Pioneer Natural Resources Co.	1,634,007	249,219
Range Resources Corp.	422,889	20,950
Southwestern Energy Co. (a)	306,300	7,682
Valero Energy Corp.	969,200	59,790
		1,245,529
TOTAL ENERGY		1,624,958
FINANCIALS - 3.1%
Banks - 1.0%
Bank of America Corp.	2,057,300	32,526
Citigroup, Inc.	454,880	23,845
HDFC Bank Ltd. sponsored ADR	1,878,400	116,480
JPMorgan Chase & Co.	1,330,600	81,539
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Banks - continued
PrivateBancorp, Inc.	3,498,526	$ 121,504
Signature Bank (a)	405,485	50,017
Wells Fargo & Co.	588,300	32,233
		458,144
Capital Markets - 1.4%
BlackRock, Inc. Class A	636,400	236,372
Charles Schwab Corp.	7,722,675	226,583
Evercore Partners, Inc. Class A	234,700	12,024
Morgan Stanley	2,149,500	76,931
T. Rowe Price Group, Inc.	611,400	50,502
		602,412
Consumer Finance - 0.5%
American Express Co.	1,244,348	101,526
Discover Financial Services	1,956,144	119,286
		220,812
Diversified Financial Services - 0.0%
BM&F BOVESPA SA	5,757,397	20,363
Real Estate Investment Trusts - 0.1%
American Tower Corp.	288,800	28,632
Real Estate Management & Development - 0.1%
The St. Joe Co. (a)(d)	1,804,135	30,652
TOTAL FINANCIALS		1,361,015
HEALTH CARE - 22.0%
Biotechnology - 16.5%
ACADIA Pharmaceuticals, Inc. (a)(e)	5,670,023	215,291
Agios Pharmaceuticals, Inc. (a)	1,418,793	152,208
Alexion Pharmaceuticals, Inc. (a)	3,168,460	571,495
Alkermes PLC (a)(e)	10,704,156	751,967
Alnylam Pharmaceuticals, Inc. (a)(e)	5,277,383	535,813
Amgen, Inc.	2,636,800	415,876
Array BioPharma, Inc. (a)(d)	2,477,770	19,723
Avalanche Biotechnologies, Inc. (a)(d)	1,018,365	36,844
Biogen Idec, Inc. (a)	888,000	363,716
bluebird bio, Inc. (a)(e)	2,182,656	208,051
Celgene Corp. (a)	1,874,788	227,843
Celldex Therapeutics, Inc. (a)	3,548,723	90,634
Cepheid, Inc. (a)	1,946,855	110,659
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Chimerix, Inc. (a)(e)	2,452,100	$ 99,261
Clovis Oncology, Inc. (a)(d)	840,900	64,295
Dicerna Pharmaceuticals, Inc. (d)(e)	1,030,149	25,167
Eleven Biotherapeutics, Inc.	620,200	6,556
Exelixis, Inc. (a)(d)	7,958,087	23,317
Fate Therapeutics, Inc. (a)(e)	1,481,987	7,380
FibroGen, Inc.	311,900	9,925
Genocea Biosciences, Inc.	625,830	5,401
Gilead Sciences, Inc. (a)	7,546,795	781,320
ImmunoGen, Inc. (a)(d)	3,937,520	29,925
Immunomedics, Inc. (a)(d)(e)	5,076,050	20,710
Intercept Pharmaceuticals, Inc. (a)	70,357	15,575
Intrexon Corp. (a)(d)	551,575	22,648
Ironwood Pharmaceuticals, Inc. Class A (a)	6,554,520	101,267
Isis Pharmaceuticals, Inc. (a)(d)(e)	8,395,497	575,595
Juno Therapeutics, Inc.	1,694,139	71,540
Juno Therapeutics, Inc. (d)	1,141,700	53,569
Kite Pharma, Inc. (d)	410,000	26,830
Lexicon Pharmaceuticals, Inc. (a)(d)(e)	40,554,882	38,122
Merrimack Pharmaceuticals, Inc. (a)(d)(e)	8,308,891	89,071
Momenta Pharmaceuticals, Inc. (a)	2,533,100	34,577
Prothena Corp. PLC (a)(e)	2,051,918	54,540
Regeneron Pharmaceuticals, Inc. (a)	2,166,718	896,675
Regulus Therapeutics, Inc. (a)(d)(e)	3,481,403	64,476
Rigel Pharmaceuticals, Inc. (a)(e)	5,315,116	15,892
Sage Therapeutics, Inc. (d)(e)	895,889	38,926
Sage Therapeutics, Inc. (e)(f)	735,693	31,966
Seattle Genetics, Inc. (a)(d)(e)	8,385,473	303,973
Spark Therapeutics, Inc.	40,000	2,304
Synageva BioPharma Corp. (a)	542,700	53,581
Transition Therapeutics, Inc. (a)(e)	3,075,120	21,034
Ultragenyx Pharmaceutical, Inc.	639,900	34,727
Versartis, Inc. (a)	829,194	16,426
Vertex Pharmaceuticals, Inc. (a)	429,367	51,279
		7,387,970
Health Care Equipment & Supplies - 0.8%
Abbott Laboratories	737,800	34,950
Align Technology, Inc. (a)	204,156	11,708
Baxter International, Inc.	998,200	69,026
DexCom, Inc. (a)	388,200	23,579
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Entellus Medical, Inc.	397,800	$ 8,652
Genmark Diagnostics, Inc. (a)	1,971,353	25,056
Halyard Health, Inc. (a)	54,587	2,513
Insulet Corp. (a)(e)	3,405,500	108,057
Intuitive Surgical, Inc. (a)	102,293	51,147
Novadaq Technologies, Inc. (a)	279,300	4,622
Presbia PLC	71,175	497
Roka Bioscience, Inc. (f)	710,289	2,962
St. Jude Medical, Inc.	524,400	34,967
		377,736
Health Care Providers & Services - 1.1%
Apollo Hospitals Enterprise Ltd. (a)	720,000	15,205
Catamaran Corp. (a)	574,628	28,688
Community Health Systems, Inc. (a)	497,900	24,158
Express Scripts Holding Co. (a)	589,903	50,018
HCA Holdings, Inc. (a)	642,600	45,972
McKesson Corp.	1,154,300	263,988
UnitedHealth Group, Inc.	583,500	66,303
		494,332
Health Care Technology - 0.6%
athenahealth, Inc. (a)(d)	922,200	117,184
Castlight Health, Inc. Class B (a)(d)	2,911,594	21,226
Cerner Corp. (a)	1,963,000	141,454
		279,864
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	580,038	113,374
Pharmaceuticals - 2.7%
AbbVie, Inc.	1,501,300	90,829
Actavis PLC (a)	754,305	219,774
Adimab LLC unit (g)(h)	2,531,646	36,204
Allergan, Inc.	893,300	207,907
Bristol-Myers Squibb Co.	3,068,600	186,939
Catalent, Inc. (a)	940,100	26,295
Endocyte, Inc. (a)(d)(e)	3,235,515	18,766
Intra-Cellular Therapies, Inc. (a)(d)(e)	2,007,612	49,889
Jazz Pharmaceuticals PLC (a)	567,200	96,475
Mylan N.V. (a)	1,195,700	68,544
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Industries Ltd. sponsored ADR	366,400	$ 20,892
Valeant Pharmaceuticals International (Canada) (a)	881,561	173,668
		1,196,182
TOTAL HEALTH CARE		9,849,458
INDUSTRIALS - 8.3%
Aerospace & Defense - 1.3%
Honeywell International, Inc.	2,555,700	262,675
Lockheed Martin Corp. (d)	784,400	156,919
The Boeing Co.	1,043,300	157,382
		576,976
Air Freight & Logistics - 0.5%
FedEx Corp.	131,000	23,184
United Parcel Service, Inc. Class B	1,451,300	147,641
XPO Logistics, Inc. (a)(d)	1,056,024	46,623
		217,448
Airlines - 3.0%
American Airlines Group, Inc.	1,268,900	60,780
Azul-Linhas Aereas Brasileiras warrants (a)(h)	1,017,079	0
Delta Air Lines, Inc.	2,896,800	128,966
JetBlue Airways Corp. (a)(d)	12,540,023	215,563
Ryanair Holdings PLC sponsored ADR	638,200	40,430
Southwest Airlines Co.	6,833,815	295,494
Spirit Airlines, Inc. (a)	1,946,360	151,388
United Continental Holdings, Inc. (a)	6,136,900	400,003
Virgin America, Inc. (d)	1,128,900	39,557
Wizz Air Holdings PLC	1,471,448	29,759
		1,361,940
Construction & Engineering - 0.1%
Fluor Corp.	441,600	25,613
Electrical Equipment - 0.5%
Eaton Corp. PLC	694,600	49,324
Emerson Electric Co.	1,382,900	80,098
Enphase Energy, Inc. (a)(d)	770,812	10,622
Rockwell Automation, Inc.	800,100	93,644
SolarCity Corp. (a)(d)	243,100	12,486
		246,174
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.9%
3M Co.	1,423,300	$ 240,040
Danaher Corp.	1,885,700	164,584
		404,624
Machinery - 0.7%
Caterpillar, Inc.	929,700	77,072
Cummins, Inc.	811,500	115,420
Deere & Co.	686,600	62,206
Illinois Tool Works, Inc.	451,500	44,635
ITT Corp.	131,400	5,397
Xylem, Inc.	251,700	8,986
		313,716
Road & Rail - 1.3%
Kansas City Southern	215,400	24,952
Union Pacific Corp.	4,468,200	537,346
		562,298
TOTAL INDUSTRIALS		3,708,789
INFORMATION TECHNOLOGY - 34.9%
Communications Equipment - 1.5%
Arista Networks, Inc. (d)	84,200	5,827
Cisco Systems, Inc.	869,600	25,662
Infinera Corp. (a)(e)	11,996,549	204,541
Palo Alto Networks, Inc. (a)	65,800	9,358
QUALCOMM, Inc.	6,007,367	435,594
ViaSat, Inc. (a)(d)	253,311	16,551
		697,533
Electronic Equipment & Components - 0.1%
Corning, Inc.	748,900	18,273
TE Connectivity Ltd.	52,200	3,765
Trimble Navigation Ltd. (a)	974,700	25,479
		47,517
Internet Software & Services - 9.3%
Actua Corp. (a)(e)	3,744,487	62,758
Akamai Technologies, Inc. (a)	1,615,300	112,280
Alibaba Group Holding Ltd. sponsored ADR	1,119,600	95,300
Baidu.com, Inc. sponsored ADR (a)	149,400	30,440
Demandware, Inc. (a)(d)	804,673	50,847
Dropbox, Inc. (a)(h)	1,105,082	21,107
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
eBay, Inc. (a)	2,392,400	$ 138,544
Facebook, Inc. Class A (a)	12,541,791	990,425
Google, Inc.:
Class A (a)	1,704,078	958,765
Class C (a)	1,556,778	869,305
Hortonworks, Inc. (d)	349,700	8,054
IAC/InterActiveCorp	144,400	9,735
LendingClub Corp. (d)	483,400	9,847
LinkedIn Corp. (a)	252,000	67,334
Marketo, Inc. (a)(d)(e)	2,384,001	66,633
MercadoLibre, Inc. (d)	203,300	26,626
NAVER Corp.	12,636	7,585
New Relic, Inc. (d)	251,700	8,674
New Relic, Inc.	409,379	12,696
Opower, Inc.	625,420	9,394
Rackspace Hosting, Inc. (a)	2,945,279	146,292
Tencent Holdings Ltd.	976,500	17,038
Twitter, Inc. (a)	7,415,990	356,561
Wix.com Ltd. (a)	1,329,500	24,370
Yahoo!, Inc. (a)	955,361	42,303
		4,142,913
IT Services - 3.0%
Cognizant Technology Solutions Corp. Class A (a)	1,337,432	83,569
IBM Corp.	1,199,100	194,182
MasterCard, Inc. Class A	3,943,700	355,446
VeriFone Systems, Inc. (a)(e)	6,429,400	226,251
Visa, Inc. Class A	1,774,100	481,331
		1,340,779
Semiconductors & Semiconductor Equipment - 5.8%
Applied Micro Circuits Corp. (a)(d)(e)	6,318,892	34,375
ASML Holding NV	220,693	23,764
Broadcom Corp. Class A	2,013,800	91,084
Cavium, Inc. (a)(e)	3,074,760	210,590
Cirrus Logic, Inc. (a)	173,900	5,236
Cree, Inc. (a)(d)(e)	6,961,671	273,315
Cypress Semiconductor Corp. (d)	4,910,440	72,429
First Solar, Inc. (a)(e)	5,282,463	315,601
Integrated Device Technology, Inc. (a)	819,700	16,919
Intel Corp.	414,300	13,775
KLA-Tencor Corp.	346,300	22,494
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Marvell Technology Group Ltd.	1,302,710	$ 21,000
Mellanox Technologies Ltd. (a)	987,089	47,025
Micron Technology, Inc. (a)	403,800	12,385
NVIDIA Corp. (e)	41,093,924	906,532
Rambus, Inc. (a)(e)	6,532,100	78,385
Silicon Laboratories, Inc. (a)(e)	3,356,880	169,992
Skyworks Solutions, Inc.	284,731	24,985
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,863,900	45,721
Texas Instruments, Inc.	2,947,900	173,337
Xilinx, Inc.	570,400	24,168
		2,583,112
Software - 8.7%
Activision Blizzard, Inc.	5,630,232	131,297
Adobe Systems, Inc. (a)	2,062,236	163,123
Appirio, Inc. (h)	389,363	2,780
Autodesk, Inc. (a)	644,000	41,371
Citrix Systems, Inc. (a)	146,177	9,308
Electronic Arts, Inc. (a)	69,652	3,983
FireEye, Inc. (a)(d)	34,800	1,541
Fleetmatics Group PLC (a)	260,000	10,715
Guidewire Software, Inc. (a)	1,137,500	63,313
Intuit, Inc.	529,000	51,646
Microsoft Corp.	10,722,517	470,182
Oracle Corp.	4,590,200	201,143
Red Hat, Inc. (a)	6,468,286	447,088
salesforce.com, Inc. (a)	27,351,912	1,897,676
ServiceNow, Inc. (a)	3,226,700	246,068
Splunk, Inc. (a)	1,399,900	94,143
Tableau Software, Inc. (a)	76,200	7,164
VMware, Inc. Class A (a)	113,133	9,624
Zendesk, Inc.	1,626,500	40,207
		3,892,372
Technology Hardware, Storage & Peripherals - 6.5%
Apple, Inc.	21,084,248	2,708,477
NetApp, Inc.	360,086	13,917
Nimble Storage, Inc. (a)(d)	1,308,482	33,052
Samsung Electronics Co. Ltd.	9,759	12,027
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
SanDisk Corp.	1,317,200	$ 105,284
Stratasys Ltd. (a)(d)	323,699	20,089
		2,892,846
TOTAL INFORMATION TECHNOLOGY		15,597,072
MATERIALS - 2.0%
Chemicals - 1.6%
CF Industries Holdings, Inc.	322,785	98,846
E.I. du Pont de Nemours & Co.	1,371,400	106,763
Eastman Chemical Co.	550,200	40,968
Metabolix, Inc. (a)(d)	1,225,799	797
Monsanto Co.	3,166,971	381,398
Praxair, Inc.	281,600	36,017
The Dow Chemical Co.	616,300	30,347
The Mosaic Co.	378,900	20,180
		715,316
Construction Materials - 0.2%
Caesarstone Sdot-Yam Ltd.	1,263,527	82,647
Metals & Mining - 0.2%
Anglo American PLC (United Kingdom)	3,350,600	62,458
Barrick Gold Corp.	946,200	12,307
Fortescue Metals Group Ltd. (d)	9,080,685	17,668
Freeport-McMoRan, Inc.	459,000	9,928
Nucor Corp.	135,700	6,382
		108,743
TOTAL MATERIALS		906,706
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.4%
Level 3 Communications, Inc. (a)	850,800	45,824
Verizon Communications, Inc.	2,729,600	134,979
		180,803
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	1,151,600	$ 38,037
TOTAL TELECOMMUNICATION SERVICES		218,840
TOTAL COMMON STOCKS (Cost $22,301,396)		43,925,134
Preferred Stocks - 1.5%

Convertible Preferred Stocks - 1.4%
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Roku, Inc.:
Series F, 8.00% (a)(h)	17,901,305	22,019
Series G, 8.00% (h)	2,750,007	3,383
		25,402
Internet & Catalog Retail - 0.0%
The Honest Co., Inc. Series C (h)	92,950	2,519
Leisure Products - 0.0%
NJOY, Inc.:
Series C (a)(h)	1,506,412	12,157
Series D (h)	424,747	3,428
		15,585
Media - 0.0%
Turn, Inc. Series E (a)(h)	984,774	6,184
TOTAL CONSUMER DISCRETIONARY		49,690
HEALTH CARE - 0.4%
Biotechnology - 0.3%
Intarcia Therapeutics, Inc.:
Series CC (a)(h)	1,051,411	34,055
Series DD (h)	1,543,687	50,000
Moderna LLC Series E (h)	565,117	34,851
Seres Health, Inc. Series C 8.00% (h)	572,827	6,967
		125,873
Health Care Equipment & Supplies - 0.0%
Penumbra, Inc. Series F (h)	1,128,787	19,720
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
HEALTH CARE - continued
Pharmaceuticals - 0.1%
aTyr Pharma, Inc. Series D 8.00% (a)(h)	7,513,149	$ 19,001
Kolltan Pharmaceuticals, Inc. Series D (h)	7,940,644	7,941
Syros Pharmaceuticals, Inc. Series B, 6.00% (h)	3,779,290	11,890
		38,832
TOTAL HEALTH CARE		184,425
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (h)	216,276	16,753
Airlines - 0.1%
Azul-Linhas Aereas Brasileiras Series B (a)(h)	1,017,079	42,994
Commercial Services & Supplies - 0.0%
Domo, Inc. Series D (a)(h)	2,990,903	14,027
TOTAL INDUSTRIALS		73,774
INFORMATION TECHNOLOGY - 0.7%
Internet Software & Services - 0.4%
Uber Technologies, Inc.:
Series D, 8.00% (h)	4,770,180	158,931
Series E, 8.00% (h)	209,216	6,971
		165,902
IT Services - 0.1%
AppNexus, Inc. Series E (h)	923,523	27,890
Nutanix, Inc. Series E (h)	1,151,309	18,064
		45,954
Software - 0.2%
Appirio, Inc. Series E (h)	2,725,544	19,462
Apptio, Inc. Series E, 8.00% (a)(h)	881,266	16,259
Cloudera, Inc. Series F (h)	529,285	11,628
Cloudflare, Inc. Series D (h)	1,429,726	8,758
Dataminr, Inc. Series D (h)	1,364,634	17,399
MongoDB, Inc. Series F, 8.00% (a)(h)	1,913,404	17,221
Taboola.Com Ltd. Series E (h)	1,337,420	13,943
		104,670
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 0.0%
Pure Storage, Inc.:
Series E (a)(h)	1,004,190	$ 17,262
Series F (h)	473,649	8,142
		25,404
TOTAL INFORMATION TECHNOLOGY		341,930
TOTAL CONVERTIBLE PREFERRED STOCKS		649,819
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
C. Wonder LLC Class A-1 (a)(g)(h)	619,048	0
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Moderna LLC Series D, 8.00% (a)(h)	468,823	28,912
TOTAL PREFERRED STOCKS (Cost $560,159)		678,731
Money Market Funds - 3.0%

Fidelity Cash Central Fund, 0.13% (b)	213,162,642	213,163
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	1,138,544,401	1,138,544
TOTAL MONEY MARKET FUNDS (Cost $1,351,707)		1,351,707
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $24,213,262)		45,955,572
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(1,256,684)
NET ASSETS - 100%		$ 44,698,888
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $34,928,000 or 0.1% of net assets.

(g) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $764,079,000 or 1.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Adimab LLC unit	9/17/14	$ 36,000
Appirio, Inc.	2/12/15	$ 2,780
Appirio, Inc. Series E	2/12/15	$ 19,462
AppNexus, Inc. Series E	8/1/14	$ 18,500
Apptio, Inc. Series E, 8.00%	5/3/13	$ 20,000
aTyr Pharma, Inc. Series D 8.00%	4/8/13	$ 19,001
Azul-Linhas Aereas Brasileiras Series B	12/24/13	$ 43,140
Azul-Linhas Aereas Brasileiras warrants	12/24/13	$ 0
C. Wonder LLC Class A-1	12/27/12 - 6/25/13	$ 19,571
Cloudera, Inc. Series F	2/5/14	$ 7,706
Cloudflare, Inc. Series D	11/5/14	$ 8,758
Dataminr, Inc. Series D	2/18/15	$ 17,399
Domo, Inc. Series D	1/24/14	$ 12,362
Dropbox, Inc.	5/2/12	$ 10,000
Intarcia Therapeutics, Inc. Series CC	11/14/12	$ 14,331
Security	Acquisition Date	Acquisition Cost (000s)
Intarcia Therapeutics, Inc. Series DD	3/17/14	$ 50,000
Kolltan Pharmaceuticals, Inc. Series D	3/13/14	$ 7,941
Moderna LLC Series D, 8.00%	11/6/13	$ 10,000
Moderna LLC Series E	12/18/14	$ 34,851
MongoDB, Inc. Series F, 8.00%	10/2/13	$ 32,000
NJOY, Inc. Series C	6/7/13	$ 12,176
NJOY, Inc. Series D	2/14/14	$ 7,189
Nutanix, Inc. Series E	8/26/14	$ 15,424
Penumbra, Inc. Series F	5/16/14	$ 14,900
Pure Storage, Inc. Series E	8/22/13	$ 6,961
Pure Storage, Inc. Series F	4/17/14	$ 7,449
Roku, Inc. Series F, 8.00%	5/7/13 - 5/28/13	$ 16,212
Security	Acquisition Date	Acquisition Cost (000s)
Roku, Inc. Series G, 8.00%	10/1/14	$ 3,574
Seres Health, Inc. Series C 8.00%	11/24/14	$ 6,967
Space Exploration Technologies Corp. Series G	1/20/15	$ 16,753
Syros Pharmaceuticals, Inc. Series B, 6.00%	10/9/14	$ 11,890
Taboola.Com Ltd. Series E	12/22/14	$ 13,943
The Honest Co., Inc.	8/21/14	$ 1,078
The Honest Co., Inc. Series C	8/21/14	$ 2,515
Tory Burch LLC	12/31/12	$ 17,771
Turn, Inc. Series E	12/30/13	$ 8,213
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$ 74,000
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$ 6,971
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 70
Fidelity Securities Lending Cash Central Fund	1,749
Total	$ 1,819
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ACADIA Pharmaceuticals, Inc.	$ 169,528	$ -	$ 171	$ -	$ 215,291
Actua Corp.	63,259	-	137	-	62,758
Alkermes PLC	580,112	12,925	1,235	-	751,967
Alnylam Pharmaceuticals, Inc.	506,721	23,968	987	-	535,813
Applied Micro Circuits Corp.	37,420	-	82	-	34,375
bluebird bio, Inc.	86,573	7,751	392	-	208,051
Buffalo Wild Wings, Inc.	174,550	-	1,704	-	194,254
Cavium, Inc.	173,567	966	374	-	210,590
Chimerix, Inc.	80,358	6,327	205	-	99,261
Chuy's Holdings, Inc.	29,352	3,047	55	-	33,870
Cree, Inc.	263,391	-	8,846	-	273,315
Dicerna Pharmaceuticals, Inc.	9,744	2,276	37	-	25,167
Endocyte, Inc.	21,828	-	757	-	18,766
Fate Therapeutics, Inc.	5,569	-	15	-	7,380
First Solar, Inc.	259,648	-	1,823	-	315,601
ImmunoGen, Inc.	44,340	-	2,270	-	-
Immunomedics, Inc.	21,150	-	210	-	20,710
Infinera Corp.	154,332	10,548	338	-	204,541
Insulet Corp.	161,108	1,017	3,880	-	108,057
Intra-Cellular Therapies, Inc.	28,907	-	70	-	49,889
Isis Pharmaceuticals, Inc.	435,678	-	1,041	-	575,595
Kate Spade & Co.	256,567	4,101	519	-	280,014
Lexicon Pharmaceuticals, Inc.	41,449	-	75	-	38,122
lululemon athletica, Inc.	410,854	61,440	1,051	-	658,860
Lumber Liquidators Holdings, Inc.	119,494	2,871	242	-	99,580
Marketo, Inc.	76,346	-	159	-	66,633
Merrimack Pharmaceuticals, Inc.	87,434	-	13,141	-	89,071
NPS Pharmaceuticals, Inc.	253,941	-	346,490	-	-
NVIDIA Corp.	861,599	1,986	1,663	3,493	906,532
Prothena Corp. PLC	49,838	-	83	-	54,540
Rambus, Inc.	77,562	-	151	-	78,385
Regulus Therapeutics, Inc.	61,620	3,695	113	-	64,476
Restoration Hardware Holdings, Inc.	179,519	3,469	409	-	190,080
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Rigel Pharmaceuticals, Inc.	$ 11,098	$ 522	$ 25	$ -	$ 15,892
Sage Therapeutics, Inc.	35,495	-	70	-	38,926
Sage Therapeutics, Inc.	-	-	-	-	31,966
Seattle Genetics, Inc.	306,182	-	550	-	303,973
Silicon Laboratories, Inc.	151,414	4,966	4,003	-	169,992
Transition Therapeutics, Inc.	12,339	7,552	27	-	21,034
VeriFone Systems, Inc.	231,754	-	2,607	-	226,251
Total	$ 6,531,640	$ 159,427	$ 396,007	$ 3,493	$ 7,279,578
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,657,667	$ 6,582,719	$ -	$ 74,948
Consumer Staples	4,050,319	4,050,319	-	-
Energy	1,624,958	1,624,958	-	-
Financials	1,361,015	1,361,015	-	-
Health Care	10,062,795	9,673,170	140,084	249,541
Industrials	3,782,563	3,708,789	-	73,774
Information Technology	15,939,002	15,543,451	29,734	365,817
Materials	906,706	844,248	62,458	-
Telecommunication Services	218,840	218,840	-	-
Money Market Funds	1,351,707	1,351,707	-	-
Total Investments in Securities:	$ 45,955,572	$ 44,959,216	$ 232,276	$ 764,080
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 689,009
Net Realized Gain (Loss) on Investment Securities	3,740
Net Unrealized Gain (Loss) on Investment Securities	(565)
Cost of Purchases	112,160
Proceeds of Sales	(40,264)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 764,080
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2015	$ 16,974

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At February 28, 2015, the cost of investment securities for income tax purposes was $24,243,229,000. Net unrealized appreciation aggregated $21,712,343,000, of which $22,517,508,000 related to appreciated investment securities and $805,165,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 02/28/15 (000s)	Valuation Technique(s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$ 763,382	Last transaction price	Discount rate	15.0%	Decrease
			Transaction price	$0.00 - $100.00 / $36.79	Increase
			Put premium	38.0	Increase
		Market comparable	EV/Sales multiple	1.7 - 12.3 / 6.1	Increase
			Discount for lack of marketability	10.0% - 15.0% / 12.8%	Decrease
			Discount to comparables	40.0%	Decrease
			FCF yield	4.0%	Decrease
			Liquidation	$8.34	Increase
		Expected distribution	Recovery rate	0.0%	Increase
		Tender offer	Tender offer price	$19.10 - $72.91 / $47.55	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Growth
Company Fund

February 28, 2015

1.968012.101

XS7-QTLY-0415

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 14.9%
Auto Components - 0.1%
Johnson Controls, Inc.	156,822	$ 7,968,126
Automobiles - 0.2%
Tesla Motors, Inc. (a)	134,000	27,247,560
Hotels, Restaurants & Leisure - 3.4%
Buffalo Wild Wings, Inc. (a)	257,100	49,136,952
China Lodging Group Ltd. ADR (a)	92,400	1,958,880
Chipotle Mexican Grill, Inc. (a)	76,900	51,136,193
Chuy's Holdings, Inc. (a)	381,800	8,579,046
Domino's Pizza, Inc.	6,600	670,098
Dunkin' Brands Group, Inc.	506,200	23,720,532
Homeinns Hotel Group ADR (a)	730,078	19,500,383
Hyatt Hotels Corp. Class A (a)	215,700	13,058,478
Las Vegas Sands Corp.	184,800	10,515,120
McDonald's Corp.	420,700	41,607,230
Panera Bread Co. Class A (a)	31,400	5,068,902
Papa John's International, Inc.	21,700	1,341,928
Starbucks Corp.	933,200	87,240,202
Starwood Hotels & Resorts Worldwide, Inc.	460,600	36,999,998
Yum! Brands, Inc.	371,900	30,164,809
		380,698,751
Household Durables - 0.0%
Tempur Sealy International, Inc. (a)	60,900	3,502,359
Internet & Catalog Retail - 3.0%
Amazon.com, Inc. (a)	498,899	189,661,444
Ctrip.com International Ltd. sponsored ADR (a)	194,400	8,819,928
Groupon, Inc. Class A (a)	928,491	7,595,056
JD.com, Inc. sponsored ADR	70,500	1,950,735
Netflix, Inc. (a)	42,700	20,278,657
Priceline Group, Inc. (a)	60,600	74,991,288
Qunar Cayman Islands Ltd. sponsored ADR (a)	51,500	1,400,285
The Honest Co., Inc. (g)	9,496	257,342
TripAdvisor, Inc. (a)	57,400	5,122,950
Vipshop Holdings Ltd. ADR (a)	762,700	18,648,015
		328,725,700
Media - 1.4%
Comcast Corp. Class A	1,784,100	105,939,858
Lions Gate Entertainment Corp.	125,300	4,083,527
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
The Walt Disney Co.	291,800	$ 30,370,544
Twenty-First Century Fox, Inc. Class A	368,200	12,887,000
		153,280,929
Multiline Retail - 0.5%
Dollar General Corp. (a)	79,900	5,802,338
Dollar Tree, Inc. (a)	194,000	15,457,920
Nordstrom, Inc.	133,600	10,745,448
Ryohin Keikaku Co. Ltd.	20,100	2,619,511
Target Corp.	322,600	24,785,358
		59,410,575
Specialty Retail - 2.4%
AutoNation, Inc. (a)	158,600	9,753,900
Bed Bath & Beyond, Inc. (a)	94,000	7,018,040
Boot Barn Holdings, Inc.	104,700	2,576,667
CarMax, Inc. (a)	430,048	28,860,521
Five Below, Inc. (a)(d)	470,400	14,928,144
Home Depot, Inc.	926,800	106,350,300
L Brands, Inc.	237,000	21,770,820
Lumber Liquidators Holdings, Inc. (a)(d)	484,700	25,136,542
Restoration Hardware Holdings, Inc. (a)	538,133	47,409,517
Urban Outfitters, Inc. (a)	97,600	3,802,496
		267,606,947
Textiles, Apparel & Luxury Goods - 3.9%
Columbia Sportswear Co.	301,900	16,873,191
Fossil Group, Inc. (a)	48,767	4,194,450
Japan Tobacco, Inc.	157,300	4,959,963
Kate Spade & Co. (a)	2,064,234	71,112,861
lululemon athletica, Inc. (a)(d)	2,400,600	164,297,064
Michael Kors Holdings Ltd. (a)	154,551	10,418,283
NIKE, Inc. Class B	740,900	71,956,208
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	867,200	59,091,008
Under Armour, Inc. Class A (sub. vtg.) (a)	208,000	16,018,080
VF Corp.	220,800	16,926,528
		435,847,636
TOTAL CONSUMER DISCRETIONARY		1,664,288,583
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 9.2%
Beverages - 2.9%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	43,300	$ 4,967,376
Dr. Pepper Snapple Group, Inc.	109,100	8,595,989
Monster Beverage Corp. (a)	1,058,800	149,417,856
PepsiCo, Inc.	610,500	60,427,290
The Coca-Cola Co.	2,245,900	97,247,470
		320,655,981
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	376,200	55,286,352
CVS Health Corp.	272,000	28,252,640
Drogasil SA (a)	666,500	6,691,413
Kroger Co.	324,300	23,073,945
Sprouts Farmers Market LLC (a)	286,800	10,557,108
Wal-Mart Stores, Inc.	143,800	12,069,134
Walgreens Boots Alliance, Inc.	207,100	17,205,868
Whole Foods Market, Inc.	299,700	16,930,053
		170,066,513
Food Products - 2.6%
Associated British Foods PLC	312,200	15,062,187
Bunge Ltd.	4,687	383,303
Campbell Soup Co.	63,000	2,935,170
General Mills, Inc.	168,800	9,079,752
Kellogg Co.	166,400	10,729,472
Keurig Green Mountain, Inc.	1,116,096	142,391,528
Kraft Foods Group, Inc.	117,200	7,507,832
Mead Johnson Nutrition Co. Class A	536,100	56,161,836
Mondelez International, Inc.	157,200	5,806,182
The Hain Celestial Group, Inc. (a)	81,100	5,071,183
The Hershey Co.	140,600	14,591,468
Tyson Foods, Inc. Class A	315,500	13,033,305
Want Want China Holdings Ltd.	881,000	971,215
		283,724,433
Household Products - 0.7%
Church & Dwight Co., Inc.	126,900	10,804,266
Colgate-Palmolive Co.	424,300	30,048,926
Kimberly-Clark Corp.	111,000	12,172,260
Procter & Gamble Co.	335,000	28,518,550
		81,544,002
Personal Products - 0.3%
Herbalife Ltd.	1,049,500	32,544,995
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 1.2%
Altria Group, Inc.	1,041,500	$ 58,626,035
Lorillard, Inc.	435,000	29,762,700
Philip Morris International, Inc.	575,800	47,768,368
		136,157,103
TOTAL CONSUMER STAPLES		1,024,693,027
ENERGY - 3.7%
Energy Equipment & Services - 0.9%
FMC Technologies, Inc. (a)	294,700	11,767,371
Halliburton Co.	677,400	29,087,556
Schlumberger Ltd.	658,279	55,400,761
		96,255,688
Oil, Gas & Consumable Fuels - 2.8%
Anadarko Petroleum Corp.	358,800	30,221,724
Cabot Oil & Gas Corp.	375,000	10,875,000
California Resources Corp.	60,640	434,182
Chesapeake Energy Corp.	416,494	6,947,120
Concho Resources, Inc. (a)	317,900	34,625,668
Continental Resources, Inc. (a)(d)	760,300	33,825,747
Devon Energy Corp.	151,800	9,349,362
EOG Resources, Inc.	538,600	48,323,192
Hess Corp.	171,700	12,891,236
Noble Energy, Inc.	406,400	19,194,272
Occidental Petroleum Corp.	151,600	11,806,608
PDC Energy, Inc. (a)	270,038	13,955,564
Pioneer Natural Resources Co.	416,893	63,584,520
Range Resources Corp.	106,800	5,290,872
Southwestern Energy Co. (a)	75,900	1,903,572
Valero Energy Corp.	254,400	15,693,936
		318,922,575
TOTAL ENERGY		415,178,263
FINANCIALS - 3.1%
Banks - 1.0%
Bank of America Corp.	528,500	8,355,585
Citigroup, Inc.	115,900	6,075,478
HDFC Bank Ltd. sponsored ADR	483,100	29,957,031
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
JPMorgan Chase & Co.	341,900	$ 20,951,632
PrivateBancorp, Inc.	898,400	31,201,432
Signature Bank (a)	104,700	12,914,745
Wells Fargo & Co.	151,500	8,300,685
		117,756,588
Capital Markets - 1.4%
BlackRock, Inc. Class A	160,800	59,724,336
Charles Schwab Corp.	1,943,100	57,010,554
Evercore Partners, Inc. Class A	59,800	3,063,554
Morgan Stanley	565,500	20,239,245
T. Rowe Price Group, Inc.	157,800	13,034,280
		153,071,969
Consumer Finance - 0.5%
American Express Co.	315,400	25,733,486
Discover Financial Services	492,458	30,030,089
		55,763,575
Diversified Financial Services - 0.0%
BM&F BOVESPA SA	1,626,900	5,753,968
Real Estate Investment Trusts - 0.1%
American Tower Corp.	72,500	7,187,650
Real Estate Management & Development - 0.1%
The St. Joe Co. (a)(d)	458,200	7,784,818
TOTAL FINANCIALS		347,318,568
HEALTH CARE - 21.7%
Biotechnology - 16.2%
ACADIA Pharmaceuticals, Inc. (a)	662,110	25,140,317
Agios Pharmaceuticals, Inc. (a)(d)	273,356	29,325,632
Alexion Pharmaceuticals, Inc. (a)	800,200	144,332,074
Alkermes PLC (a)	2,654,592	186,485,088
Alnylam Pharmaceuticals, Inc. (a)	1,301,351	132,126,167
Amgen, Inc.	667,600	105,293,872
Array BioPharma, Inc. (a)	629,400	5,010,024
Avalanche Biotechnologies, Inc. (a)	250,877	9,076,730
Biogen Idec, Inc. (a)	223,600	91,584,324
bluebird bio, Inc. (a)	532,950	50,800,794
Celgene Corp. (a)	475,900	57,836,127
Celldex Therapeutics, Inc. (a)	876,459	22,384,763
Cepheid, Inc. (a)	494,800	28,124,432
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Chimerix, Inc. (a)	604,500	$ 24,470,160
Clovis Oncology, Inc. (a)	207,800	15,888,388
Dicerna Pharmaceuticals, Inc. (d)	249,228	6,088,640
Eleven Biotherapeutics, Inc.	149,112	1,576,114
Exelixis, Inc. (a)(d)	1,978,704	5,797,603
Fate Therapeutics, Inc. (a)	3,900	19,422
FibroGen, Inc.	76,500	2,434,230
Genocea Biosciences, Inc.	155,446	1,341,499
Gilead Sciences, Inc. (a)	1,888,400	195,506,052
ImmunoGen, Inc. (a)	1,004,300	7,632,680
Immunomedics, Inc. (a)	1,289,300	5,260,344
Intercept Pharmaceuticals, Inc. (a)	17,200	3,807,564
Intrexon Corp. (a)(d)	135,000	5,543,100
Ironwood Pharmaceuticals, Inc. Class A (a)	1,611,356	24,895,450
Isis Pharmaceuticals, Inc. (a)(d)	2,088,785	143,207,100
Juno Therapeutics, Inc.	384,615	16,241,522
Juno Therapeutics, Inc. (d)	284,000	13,325,280
Kite Pharma, Inc. (d)	101,300	6,629,072
Lexicon Pharmaceuticals, Inc. (a)	10,100,115	9,494,108
Merrimack Pharmaceuticals, Inc. (a)(d)	2,427,600	26,023,872
Momenta Pharmaceuticals, Inc. (a)	636,600	8,689,590
Prothena Corp. PLC (a)	506,728	13,468,830
Regeneron Pharmaceuticals, Inc. (a)	545,200	225,625,568
Regulus Therapeutics, Inc. (a)(d)	863,804	15,997,650
Rigel Pharmaceuticals, Inc. (a)	1,323,400	3,956,966
Sage Therapeutics, Inc.	218,800	9,506,860
Sage Therapeutics, Inc. (e)	156,782	6,812,178
Seattle Genetics, Inc. (a)	2,090,642	75,785,773
Spark Therapeutics, Inc.	10,000	575,900
Synageva BioPharma Corp. (a)	134,700	13,298,931
Transition Therapeutics, Inc. (a)	765,200	5,233,966
Ultragenyx Pharmaceutical, Inc.	154,400	8,379,288
Versartis, Inc. (a)	188,833	3,740,782
Vertex Pharmaceuticals, Inc. (a)	116,500	13,913,595
		1,807,688,421
Health Care Equipment & Supplies - 0.8%
Abbott Laboratories	187,400	8,877,138
Align Technology, Inc. (a)	52,434	3,007,090
Baxter International, Inc.	253,600	17,536,440
DexCom, Inc. (a)	97,700	5,934,298
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Entellus Medical, Inc.	99,100	$ 2,155,425
Genmark Diagnostics, Inc. (a)	489,000	6,215,190
Halyard Health, Inc. (a)	13,875	638,805
Insulet Corp. (a)	861,700	27,341,741
Intuitive Surgical, Inc. (a)	26,107	13,053,500
Novadaq Technologies, Inc. (a)	67,600	1,118,780
Presbia PLC	17,800	124,244
St. Jude Medical, Inc.	133,200	8,881,776
		94,884,427
Health Care Providers & Services - 1.1%
Catamaran Corp. (a)	147,700	7,373,776
Community Health Systems, Inc. (a)	125,000	6,065,000
Express Scripts Holding Co. (a)	152,600	12,938,954
HCA Holdings, Inc. (a)	164,300	11,754,022
McKesson Corp.	291,300	66,620,310
UnitedHealth Group, Inc.	151,100	17,169,493
		121,921,555
Health Care Technology - 0.6%
athenahealth, Inc. (a)(d)	233,800	29,708,966
Castlight Health, Inc. Class B (a)	239,522	1,746,115
Cerner Corp. (a)	497,000	35,813,820
		67,268,901
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	149,262	29,174,751
Pharmaceuticals - 2.7%
AbbVie, Inc.	380,700	23,032,350
Actavis PLC (a)	189,495	55,211,263
Adimab LLC unit (f)(g)	597,750	8,548,186
Allergan, Inc.	233,500	54,344,790
Bristol-Myers Squibb Co.	779,200	47,468,864
Catalent, Inc. (a)	230,400	6,444,288
Endocyte, Inc. (a)(d)	824,900	4,784,420
Intra-Cellular Therapies, Inc. (a)	235,959	5,863,581
Jazz Pharmaceuticals PLC (a)	141,400	24,050,726
Mylan N.V. (a)	302,700	17,352,278
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Industries Ltd. sponsored ADR	94,700	$ 5,399,794
Valeant Pharmaceuticals International (Canada) (a)	223,600	44,049,254
		296,549,794
TOTAL HEALTH CARE		2,417,487,849
INDUSTRIALS - 8.4%
Aerospace & Defense - 1.3%
Honeywell International, Inc.	647,000	66,498,660
Lockheed Martin Corp. (d)	197,400	39,489,870
The Boeing Co.	262,600	39,613,210
		145,601,740
Air Freight & Logistics - 0.5%
FedEx Corp.	32,900	5,822,642
United Parcel Service, Inc. Class B	369,700	37,609,581
XPO Logistics, Inc. (a)(d)	268,470	11,852,951
		55,285,174
Airlines - 3.1%
American Airlines Group, Inc.	321,900	15,419,010
Delta Air Lines, Inc.	751,100	33,438,972
JetBlue Airways Corp. (a)(d)	3,141,200	53,997,228
Ryanair Holdings PLC sponsored ADR	162,100	10,269,035
Southwest Airlines Co.	1,722,600	74,485,224
Spirit Airlines, Inc. (a)	461,800	35,918,804
United Continental Holdings, Inc. (a)	1,543,200	100,585,776
Virgin America, Inc. (d)	276,900	9,702,576
Wizz Air Holdings PLC	366,844	7,419,213
		341,235,838
Construction & Engineering - 0.0%
Fluor Corp.	111,200	6,449,600
Electrical Equipment - 0.6%
Eaton Corp. PLC	179,500	12,746,295
Emerson Electric Co.	356,200	20,631,104
Enphase Energy, Inc. (a)(d)	184,330	2,540,067
Rockwell Automation, Inc.	205,000	23,993,200
SolarCity Corp. (a)(d)	59,800	3,071,328
		62,981,994
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.9%
3M Co.	359,300	$ 60,595,945
Danaher Corp.	475,800	41,527,824
		102,123,769
Machinery - 0.7%
Caterpillar, Inc.	235,100	19,489,790
Cummins, Inc.	206,300	29,342,049
Deere & Co.	175,800	15,927,480
Illinois Tool Works, Inc.	114,700	11,339,242
ITT Corp.	32,300	1,326,561
Xylem, Inc.	62,200	2,220,540
		79,645,662
Road & Rail - 1.3%
Kansas City Southern	54,100	6,266,944
Union Pacific Corp.	1,131,300	136,050,138
		142,317,082
TOTAL INDUSTRIALS		935,640,859
INFORMATION TECHNOLOGY - 35.3%
Communications Equipment - 1.6%
Arista Networks, Inc. (d)	20,900	1,446,489
Cisco Systems, Inc.	216,000	6,374,160
Infinera Corp. (a)	3,001,603	51,177,331
Palo Alto Networks, Inc. (a)	16,600	2,360,852
QUALCOMM, Inc.	1,511,333	109,586,756
ViaSat, Inc. (a)	64,892	4,240,043
		175,185,631
Electronic Equipment & Components - 0.1%
Corning, Inc.	190,200	4,640,880
TE Connectivity Ltd.	13,000	937,690
Trimble Navigation Ltd. (a)	247,400	6,467,036
		12,045,606
Internet Software & Services - 9.5%
Actua Corp. (a)	955,618	16,016,158
Akamai Technologies, Inc. (a)	407,700	28,339,227
Alibaba Group Holding Ltd. sponsored ADR	284,100	24,182,592
Baidu.com, Inc. sponsored ADR (a)	116,900	23,818,375
Demandware, Inc. (a)(d)	202,600	12,802,294
eBay, Inc. (a)	604,600	35,012,386
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Facebook, Inc. Class A (a)	3,157,078	$ 249,314,450
Google, Inc.:
Class A (a)	427,870	240,732,498
Class C (a)	399,370	223,008,208
Hortonworks, Inc. (d)	87,000	2,003,610
IAC/InterActiveCorp	36,500	2,460,830
LendingClub Corp. (d)	120,300	2,450,511
LinkedIn Corp. (a)	64,900	17,341,280
Marketo, Inc. (a)	564,555	15,779,312
MercadoLibre, Inc. (d)	51,700	6,771,149
NAVER Corp.	2,693	1,616,617
New Relic, Inc. (d)	62,600	2,157,196
New Relic, Inc.	92,346	2,864,019
Opower, Inc. (d)	158,400	2,379,168
Rackspace Hosting, Inc. (a)	713,400	35,434,578
Tencent Holdings Ltd.	247,800	4,323,552
Twitter, Inc. (a)	1,854,800	89,178,784
Wix.com Ltd. (a)	323,546	5,930,598
Yahoo!, Inc. (a)	240,632	10,655,185
		1,054,572,577
IT Services - 3.0%
Cognizant Technology Solutions Corp. Class A (a)	339,600	21,219,906
IBM Corp.	303,500	49,148,790
MasterCard, Inc. Class A	1,001,200	90,238,156
VeriFone Systems, Inc. (a)	1,628,400	57,303,396
Visa, Inc. Class A	447,400	121,384,094
		339,294,342
Semiconductors & Semiconductor Equipment - 5.8%
Applied Micro Circuits Corp. (a)	1,553,870	8,453,053
ASML Holding NV	56,000	6,030,080
Broadcom Corp. Class A	517,900	23,424,617
Cavium, Inc. (a)	776,100	53,155,089
Cirrus Logic, Inc. (a)	43,300	1,303,763
Cree, Inc. (a)(d)	1,754,366	68,876,409
Cypress Semiconductor Corp. (d)	1,246,800	18,390,300
First Solar, Inc. (a)(d)	1,339,539	80,030,758
Integrated Device Technology, Inc. (a)	200,800	4,144,512
Intel Corp.	105,200	3,497,900
KLA-Tencor Corp.	88,000	5,716,040
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Marvell Technology Group Ltd.	330,900	$ 5,334,108
Mellanox Technologies Ltd. (a)	254,900	12,143,436
Micron Technology, Inc. (a)	102,300	3,137,541
NVIDIA Corp.	10,098,999	222,783,918
Rambus, Inc. (a)	1,684,500	20,214,000
Silicon Laboratories, Inc. (a)	847,900	42,937,656
Skyworks Solutions, Inc.	73,478	6,447,695
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	473,500	11,614,955
Texas Instruments, Inc.	746,600	43,900,080
Xilinx, Inc.	144,900	6,139,413
		647,675,323
Software - 8.8%
Activision Blizzard, Inc.	1,421,200	33,142,384
Adobe Systems, Inc. (a)	521,300	41,234,830
Appirio, Inc. (g)	100,642	718,634
Autodesk, Inc. (a)	162,200	10,419,728
Citrix Systems, Inc. (a)	37,200	2,368,710
Electronic Arts, Inc. (a)	17,500	1,000,650
FireEye, Inc. (a)(d)	8,700	385,149
Fleetmatics Group PLC (a)	64,900	2,674,529
Guidewire Software, Inc. (a)	288,900	16,080,174
Intuit, Inc.	134,300	13,111,709
Microsoft Corp.	2,710,592	118,859,459
Oracle Corp.	1,159,400	50,804,908
Red Hat, Inc. (a)	1,630,100	112,672,512
salesforce.com, Inc. (a)	6,869,042	476,574,134
ServiceNow, Inc. (a)	815,900	62,220,534
Splunk, Inc. (a)	353,600	23,779,600
Tableau Software, Inc. (a)	19,200	1,804,992
VMware, Inc. Class A (a)	28,700	2,441,509
Zendesk, Inc. (d)	407,300	10,068,456
		980,362,601
Technology Hardware, Storage & Peripherals - 6.5%
Apple, Inc.	5,293,165	679,959,970
NetApp, Inc.	91,400	3,532,610
Nimble Storage, Inc. (a)(d)	331,393	8,370,987
Samsung Electronics Co. Ltd.	4,482	5,523,584
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
SanDisk Corp.	333,600	$ 26,664,648
Stratasys Ltd. (a)(d)	82,494	5,119,578
		729,171,377
TOTAL INFORMATION TECHNOLOGY		3,938,307,457
MATERIALS - 2.1%
Chemicals - 1.6%
CF Industries Holdings, Inc.	83,100	25,447,713
E.I. du Pont de Nemours & Co.	349,000	27,169,650
Eastman Chemical Co.	142,300	10,595,658
Metabolix, Inc. (a)(d)	311,500	202,475
Monsanto Co.	812,791	97,884,420
Praxair, Inc.	70,800	9,055,320
The Dow Chemical Co.	156,500	7,706,060
The Mosaic Co.	95,200	5,070,352
		183,131,648
Construction Materials - 0.2%
Caesarstone Sdot-Yam Ltd.	325,000	21,258,250
Metals & Mining - 0.3%
Anglo American PLC (United Kingdom)	855,900	15,954,778
Barrick Gold Corp.	234,800	3,054,034
Fortescue Metals Group Ltd. (d)	2,306,589	4,487,898
Freeport-McMoRan, Inc.	129,100	2,792,433
Nucor Corp.	34,500	1,622,535
		27,911,678
TOTAL MATERIALS		232,301,576
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.4%
Level 3 Communications, Inc. (a)	211,900	11,412,934
Verizon Communications, Inc.	687,200	33,982,040
		45,394,974
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	295,300	$ 9,753,759
TOTAL TELECOMMUNICATION SERVICES		55,148,733
TOTAL COMMON STOCKS (Cost $8,737,744,418)		11,030,364,915
Convertible Preferred Stocks - 0.9%

CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
Roku, Inc. Series G, 8.00% (g)	661,380	813,497
Internet & Catalog Retail - 0.0%
The Honest Co., Inc. Series C (g)	22,157	600,455
Leisure Products - 0.0%
NJOY, Inc. Series D (g)	90,284	728,592
Media - 0.0%
Turn, Inc. Series E (a)(g)	205,882	1,292,939
TOTAL CONSUMER DISCRETIONARY		3,435,483
HEALTH CARE - 0.2%
Biotechnology - 0.1%
Moderna LLC Series E (g)	140,307	8,652,733
Seres Health, Inc. Series C 8.00% (g)	142,139	1,728,865
		10,381,598
Health Care Equipment & Supplies - 0.0%
Penumbra, Inc. Series F (g)	257,576	4,499,853
Pharmaceuticals - 0.1%
Kolltan Pharmaceuticals, Inc. Series D (g)	1,692,030	1,692,030
Syros Pharmaceuticals, Inc. Series B, 6.00% (g)	910,312	2,863,933
		4,555,963
TOTAL HEALTH CARE		19,437,414
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (g)	53,937	4,177,960
Convertible Preferred Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.0%
Domo, Inc. Series D (a)(g)	613,084	$ 2,875,364
TOTAL INDUSTRIALS		7,053,324
INFORMATION TECHNOLOGY - 0.6%
Internet Software & Services - 0.3%
Uber Technologies, Inc.:
Series D, 8.00% (g)	1,095,852	36,511,159
Series E, 8.00% (g)	51,852	1,727,584
		38,238,743
IT Services - 0.1%
AppNexus, Inc. Series E (g)	209,665	6,331,883
Nutanix, Inc. Series E (g)	274,751	4,310,843
		10,642,726
Software - 0.2%
Appirio, Inc. Series E (g)	704,496	5,030,454
Cloudera, Inc. Series F (g)	113,172	2,486,389
Cloudflare, Inc. Series D (g)	344,325	2,109,163
Dataminr, Inc. Series D (g)	340,106	4,336,352
Taboola.Com Ltd. Series E (g)	331,426	3,455,249
		17,417,607
Technology Hardware, Storage & Peripherals - 0.0%
Pure Storage, Inc. Series F (g)	106,895	1,837,525
TOTAL INFORMATION TECHNOLOGY		68,136,601
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $74,622,105)		98,062,822
Money Market Funds - 2.6%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	47,912,322	$ 47,912,322
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	241,909,227	241,909,227
TOTAL MONEY MARKET FUNDS (Cost $289,821,549)		289,821,549
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $9,102,188,072)		11,418,249,286
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(263,922,255)
NET ASSETS - 100%		$ 11,154,327,031
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,812,178 or 0.1% of net assets.

(f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $107,538,803 or 1.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Adimab LLC unit	9/17/14	$ 8,500,005
Appirio, Inc.	2/12/15	$ 718,634
Appirio, Inc. Series E	2/12/15	$ 5,030,454
AppNexus, Inc. Series E	8/1/14	$ 4,200,051
Cloudera, Inc. Series F	2/5/14	$ 1,647,784
Cloudflare, Inc. Series D	11/5/14	$ 2,109,163
Dataminr, Inc. Series D	2/18/15	$ 4,336,352
Domo, Inc. Series D	1/24/14	$ 2,533,999
Security	Acquisition Date	Acquisition Cost
Kolltan Pharmaceuticals, Inc. Series D	3/13/14	$ 1,692,030
Moderna LLC Series E	12/18/14	$ 8,652,733
NJOY, Inc. Series D	2/14/14	$ 1,528,156
Nutanix, Inc. Series E	8/26/14	$ 3,680,702
Penumbra, Inc. Series F	5/16/14	$ 3,400,003
Pure Storage, Inc. Series F	4/17/14	$ 1,681,020
Roku, Inc. Series G, 8.00%	10/1/14	$ 859,496
Seres Health, Inc. 8.00%	11/24/14	$ 1,728,865
Space Exploration Technologies Corp. Series G	1/20/15	$ 4,177,960
Security	Acquisition Date	Acquisition Cost
Syros Pharmaceuticals, Inc. Series B, 6.00%	10/9/14	$ 2,863,933
Taboola.Com Ltd. Series E	12/22/14	$ 3,455,249
The Honest Co., Inc.	8/21/14	$ 256,936
The Honest Co., Inc. Series C	8/21/14	$ 599,509
Turn, Inc. Series E	12/30/13	$ 1,717,056
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$ 17,000,007
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$ 1,727,583
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,241
Fidelity Securities Lending Cash Central Fund	379,785
Total	$ 401,026
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,667,724,066	$ 1,664,031,241	$ -	$ 3,692,825
Consumer Staples	1,024,693,027	1,024,693,027	-	-
Energy	415,178,263	415,178,263	-	-
Financials	347,318,568	347,318,568	-	-
Health Care	2,436,925,263	2,375,345,863	33,593,800	27,985,600
Industrials	942,694,183	935,640,859	-	7,053,324
Information Technology	4,006,444,058	3,930,401,252	7,187,571	68,855,235
Materials	232,301,576	216,346,798	15,954,778	-
Telecommunication Services	55,148,733	55,148,733	-	-
Money Market Funds	289,821,549	289,821,549	-	-
Total Investments in Securities:	$ 11,418,249,286	$ 11,253,926,153	$ 56,736,149	$ 107,586,984
Income Tax Information

At February 28, 2015, the cost of investment securities for income tax purposes was $9,105,047,010. Net unrealized appreciation aggregated $2,313,202,276, of which $2,645,374,894 related to appreciated investment securities and $332,172,618 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Millennium Fund®

February 28, 2015

1.797943.111

NMF-QTLY-0415

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.2%
Auto Components - 0.9%
Johnson Controls, Inc.	395,300	$ 20,085
Tenneco, Inc. (a)	244,900	14,263
		34,348
Automobiles - 1.3%
Harley-Davidson, Inc.	247,400	15,727
Tesla Motors, Inc. (a)(d)	189,500	38,533
		54,260
Distributors - 0.8%
Pool Corp.	441,200	30,518
Hotels, Restaurants & Leisure - 3.1%
ARAMARK Holdings Corp.	1,345,700	42,591
Domino's Pizza, Inc.	154,600	15,697
Marriott International, Inc. Class A	386,400	32,110
Whitbread PLC	418,730	33,971
		124,369
Household Durables - 1.0%
D.R. Horton, Inc.	803,200	21,935
Toll Brothers, Inc. (a)	492,913	18,883
		40,818
Internet & Catalog Retail - 1.2%
Priceline Group, Inc. (a)	26,900	33,288
Rakuten, Inc.	639,000	10,641
Wayfair LLC Class B	202,148	4,248
		48,177
Leisure Products - 0.6%
New Academy Holding Co. LLC unit (a)(f)(g)	66,000	12,594
Vista Outdoor, Inc. (a)	241,200	10,531
		23,125
Media - 3.3%
Comcast Corp. Class A	841,460	49,966
Legend Pictures LLC (a)(e)(g)	1,010	2,388
The Walt Disney Co.	550,700	57,317
Viacom, Inc. Class B (non-vtg.)	353,400	24,717
		134,388
Specialty Retail - 2.3%
Cabela's, Inc. Class A (a)(d)	258,000	14,046
Citi Trends, Inc. (a)	449,466	11,978
PT ACE Hardware Indonesia Tbk	142,145,300	9,293
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
TJX Companies, Inc.	594,200	$ 40,786
World Duty Free SpA (a)	1,442,084	16,460
		92,563
Textiles, Apparel & Luxury Goods - 0.7%
Brunello Cucinelli SpA (d)	811,000	16,853
Hermes International SCA (d)	33,100	10,681
		27,534
TOTAL CONSUMER DISCRETIONARY		610,100
CONSUMER STAPLES - 7.0%
Beverages - 0.6%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	203,800	23,380
Food & Staples Retailing - 2.7%
CVS Health Corp.	512,600	53,244
Kroger Co.	280,000	19,922
Masan Consumer Corp. (KKR Masan Aggregator LP) unit (a)(g)	125,000	11,078
Tesco PLC	6,214,200	23,524
		107,768
Food Products - 3.7%
Amira Nature Foods Ltd. (a)(d)	1,353,252	14,020
Associated British Foods PLC	496,900	23,973
General Mills, Inc.	491,200	26,422
Ingredion, Inc.	165,100	13,573
Mead Johnson Nutrition Co. Class A	470,900	49,331
The Hershey Co.	121,131	12,571
WhiteWave Foods Co. (a)	274,300	11,233
		151,123
TOTAL CONSUMER STAPLES		282,271
ENERGY - 10.5%
Energy Equipment & Services - 3.3%
Helmerich & Payne, Inc.	496,900	33,322
Oceaneering International, Inc.	245,937	13,411
Odfjell Drilling A/S	1,916,100	2,220
Schlumberger Ltd.	1,017,900	85,666
		134,619
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 7.2%
Anadarko Petroleum Corp.	278,800	$ 23,483
Antero Resources Corp. (a)(d)	652,500	25,741
Cabot Oil & Gas Corp.	997,700	28,933
Chevron Corp.	852,600	90,955
Cimarex Energy Co.	154,800	16,978
EOG Resources, Inc.	355,800	31,922
GasLog Ltd.	655,300	12,968
Golar LNG Ltd.	595,600	18,476
Legacy Reserves LP	771,300	8,870
Memorial Resource Development Corp.	337,000	6,912
Southwestern Energy Co. (a)	277,900	6,970
Suncor Energy, Inc. (d)	545,400	16,374
		288,582
TOTAL ENERGY		423,201
FINANCIALS - 17.1%
Banks - 8.3%
Bank of America Corp.	4,274,100	67,574
First Republic Bank	763,300	43,508
JPMorgan Chase & Co.	1,068,500	65,478
SunTrust Banks, Inc.	601,012	24,641
U.S. Bancorp	832,300	37,129
Wells Fargo & Co.	1,739,100	95,283
		333,613
Capital Markets - 2.1%
Apollo Investment Corp. (d)	1,138,710	8,871
Charles Schwab Corp.	745,400	21,870
KKR & Co. LP	1,192,104	27,240
Morgan Stanley	760,200	27,208
		85,189
Consumer Finance - 0.8%
Capital One Financial Corp.	251,400	19,788
Springleaf Holdings, Inc. (a)	302,600	11,635
		31,423
Insurance - 4.1%
AIA Group Ltd.	3,738,400	22,004
American International Group, Inc.	900,300	49,814
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Arch Capital Group Ltd. (a)	310,200	$ 18,351
Fairfax Financial Holdings Ltd. (sub. vtg.)	27,900	14,641
First American Financial Corp.	559,800	19,610
The Chubb Corp.	402,000	40,381
		164,801
Real Estate Management & Development - 0.5%
Realogy Holdings Corp. (a)	464,300	21,358
Thrifts & Mortgage Finance - 1.3%
MGIC Investment Corp. (a)(d)	1,967,300	17,961
Radian Group, Inc. (d)	2,028,423	32,069
		50,030
TOTAL FINANCIALS		686,414
HEALTH CARE - 14.0%
Biotechnology - 1.1%
Amgen, Inc.	283,080	44,647
Health Care Equipment & Supplies - 2.9%
Align Technology, Inc. (a)	249,983	14,337
Boston Scientific Corp. (a)	1,966,200	33,229
Edwards Lifesciences Corp. (a)	206,778	27,506
HeartWare International, Inc. (a)	270,050	23,016
The Cooper Companies, Inc.	114,941	18,847
		116,935
Health Care Providers & Services - 4.7%
Amplifon SpA (d)	1,645,850	10,498
Capital Senior Living Corp. (a)	558,100	13,953
Community Health Systems, Inc. (a)	265,300	12,872
Corvel Corp. (a)	226,700	8,032
Express Scripts Holding Co. (a)	360,000	30,524
Henry Schein, Inc. (a)	168,000	23,528
Humana, Inc.	93,400	15,353
UnitedHealth Group, Inc.	430,500	48,918
Universal Health Services, Inc. Class B	200,900	22,772
		186,450
Health Care Technology - 0.3%
Medidata Solutions, Inc. (a)	203,000	9,766
Life Sciences Tools & Services - 2.0%
Agilent Technologies, Inc.	393,700	16,618
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Eurofins Scientific SA	179,600	$ 48,728
Illumina, Inc. (a)	81,700	15,969
		81,315
Pharmaceuticals - 3.0%
Astellas Pharma, Inc.	1,028,400	16,343
Johnson & Johnson	905,200	92,792
Prestige Brands Holdings, Inc. (a)	300,000	11,562
		120,697
TOTAL HEALTH CARE		559,810
INDUSTRIALS - 9.2%
Aerospace & Defense - 2.6%
Esterline Technologies Corp. (a)	95,600	11,266
KEYW Holding Corp. (a)(d)	1,477,438	12,898
Precision Castparts Corp.	78,800	17,044
Teledyne Technologies, Inc. (a)	103,200	10,406
Textron, Inc.	426,600	18,903
TransDigm Group, Inc.	150,200	32,572
		103,089
Air Freight & Logistics - 1.6%
C.H. Robinson Worldwide, Inc.	248,900	18,493
Hub Group, Inc. Class A (a)	304,216	12,281
United Parcel Service, Inc. Class B	321,945	32,751
		63,525
Commercial Services & Supplies - 0.8%
Interface, Inc.	698,800	14,109
KAR Auction Services, Inc.	262,900	9,588
U.S. Ecology, Inc. (d)	193,056	9,425
		33,122
Construction & Engineering - 0.3%
Jacobs Engineering Group, Inc. (a)	268,644	11,912
Electrical Equipment - 1.3%
Eaton Corp. PLC	407,551	28,940
OSRAM Licht AG (d)	234,004	10,731
Rockwell Automation, Inc.	115,958	13,572
		53,243
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 0.6%
Harmonic Drive Systems, Inc.	710,800	$ 12,662
Pall Corp.	101,700	10,252
		22,914
Road & Rail - 0.9%
J.B. Hunt Transport Services, Inc.	134,700	11,517
Kansas City Southern	207,200	24,002
		35,519
Trading Companies & Distributors - 1.1%
Rush Enterprises, Inc. Class A (a)	294,100	8,214
United Rentals, Inc. (a)	393,300	36,600
		44,814
TOTAL INDUSTRIALS		368,138
INFORMATION TECHNOLOGY - 18.6%
Communications Equipment - 0.7%
Brocade Communications Systems, Inc.	1,073,600	13,302
Juniper Networks, Inc.	578,400	13,830
		27,132
Electronic Equipment & Components - 1.1%
Amphenol Corp. Class A	414,982	23,430
TE Connectivity Ltd.	285,200	20,571
		44,001
Internet Software & Services - 4.6%
Akamai Technologies, Inc. (a)	347,300	24,141
Cornerstone OnDemand, Inc. (a)	240,140	7,676
Demandware, Inc. (a)	201,200	12,714
eBay, Inc. (a)	596,400	34,538
Endurance International Group Holdings, Inc. (a)	723,400	13,470
Facebook, Inc. Class A (a)	519,700	41,041
Google, Inc. Class A (a)	72,900	41,016
Shutterstock, Inc. (a)(d)	151,740	8,581
		183,177
IT Services - 5.8%
Cognizant Technology Solutions Corp. Class A (a)	362,800	22,670
Fidelity National Information Services, Inc.	368,000	24,873
Fiserv, Inc. (a)	181,600	14,178
IBM Corp.	416,100	67,383
Paychex, Inc.	390,800	19,476
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Total System Services, Inc.	543,500	$ 20,762
Visa, Inc. Class A	237,000	64,300
		233,642
Semiconductors & Semiconductor Equipment - 1.3%
Applied Materials, Inc.	1,131,000	28,332
Broadcom Corp. Class A	552,200	24,976
		53,308
Software - 4.8%
Aspen Technology, Inc. (a)	334,000	12,894
Callidus Software, Inc. (a)	764,300	10,922
Citrix Systems, Inc. (a)	183,100	11,659
Microsoft Corp.	1,952,700	85,626
Oracle Corp.	1,229,000	53,855
ServiceNow, Inc. (a)	203,500	15,519
Trion World Network, Inc.:
warrants 8/10/17 (a)(g)	28,652	0
warrants 10/3/18 (a)(g)	41,940	0
		190,475
Technology Hardware, Storage & Peripherals - 0.3%
First Data Holdings, Inc. Class B (g)	3,375,102	13,433
TOTAL INFORMATION TECHNOLOGY		745,168
MATERIALS - 3.6%
Chemicals - 3.3%
Cytec Industries, Inc.	350,000	18,386
Ecolab, Inc.	242,800	28,053
LyondellBasell Industries NV Class A	356,100	30,593
Monsanto Co.	265,900	32,022
Praxair, Inc.	176,400	22,562
		131,616
Construction Materials - 0.1%
Caesarstone Sdot-Yam Ltd.	83,500	5,462
Metals & Mining - 0.2%
Constellium NV (a)	294,600	5,571
TOTAL MATERIALS		142,649
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.7%
Verizon Communications, Inc.	1,356,485	$ 67,078
UTILITIES - 2.0%
Electric Utilities - 1.6%
Exelon Corp.	626,200	21,241
Pinnacle West Capital Corp.	314,800	20,172
Southern Co.	551,900	25,272
		66,685
Multi-Utilities - 0.4%
Alliant Energy Corp.	237,600	15,111
TOTAL UTILITIES		81,796
TOTAL COMMON STOCKS (Cost $3,164,111)		3,966,625
Convertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Mode Media Corp. Series M-1, 8.00% (a)(g)	128,191	219
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World Network, Inc.:
Series C, 8.00% (a)(g)	910,747	501
Series C-1, 8.00% (a)(g)	71,630	39
Series D, 8.00% (a)(g)	76,875	42
		582
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $8,517)		801
Convertible Bonds - 0.0%
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World Network, Inc. 15% 10/10/15 pay-in-kind (g) (Cost $300)	$ 300	$ 300
Money Market Funds - 3.6%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	2,710,241	2,710
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	138,558,122	138,558
TOTAL MONEY MARKET FUNDS (Cost $141,268)		141,268
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $3,314,196)		4,108,994
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(98,612)
NET ASSETS - 100%		$ 4,010,382
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.
(f) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $40,594,000 or 1.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
First Data Holdings, Inc. Class B	6/26/14	$ 13,500
Legend Pictures LLC	9/23/10 - 12/18/12	$ 1,108
Masan Consumer Corp. (KKR Masan Aggregator LP) unit	4/3/13	$ 12,620
Mode Media Corp. Series M-1, 8.00%	3/19/08	$ 2,719
New Academy Holding Co. LLC unit	8/1/11	$ 6,956
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0
Trion World Network, Inc. warrants 10/3/18	10/10/13	$ 0
Trion World Network, Inc. Series C, 8.00%	8/22/08	$ 5,001
Security	Acquisition Date	Acquisition Cost (000s)
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$ 393
Trion World Network, Inc. Series D, 8.00%	3/20/13	$ 404
Trion World Network, Inc. 15% 10/10/15 pay-in-kind	10/10/13 - 10/10/14	$ 300
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 45
Fidelity Securities Lending Cash Central Fund	959
Total	$ 1,004
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 610,319	$ 590,870	$ 4,248	$ 15,201
Consumer Staples	282,271	247,669	23,524	11,078
Energy	423,201	423,201	-	-
Financials	686,414	686,414	-	-
Health Care	559,810	559,810	-	-
Industrials	368,138	368,138	-	-
Information Technology	745,750	731,735	-	14,015
Materials	142,649	142,649	-	-
Telecommunication Services	67,078	67,078	-	-
Utilities	81,796	81,796	-	-
Corporate Bonds	300	-	-	300
Money Market Funds	141,268	141,268	-	-
Total Investments in Securities:	$ 4,108,994	$ 4,040,628	$ 27,772	$ 40,594
Income Tax Information

At February 28, 2015, the cost of investment securities for income tax purposes was $3,321,529,000. Net unrealized appreciation aggregated $787,465,000, of which $900,216,000 related to appreciated investment securities and $112,751,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Mt. Vernon Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Mt. Vernon Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 29, 2015